Semi-Annual Report

March 31, 2018

SPDR® S&P® 500 ETF Trust

A Unit Investment Trust

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500 ETF Trust

Semi-Annual Report

March 31, 2018

(Unaudited)

SPDR S&P 500 ETF Trust

Schedule of Investments

March 31, 2018 (Unaudited)

Common Stocks	Shares	Value

3M Co.	6,658,112	$1,461,588,746
Abbott Laboratories	19,456,751	1,165,848,520
AbbVie, Inc.	17,864,666	1,690,890,637
Accenture PLC Class A	6,909,126	1,060,550,841
Activision Blizzard, Inc.	8,501,643	573,520,837
Acuity Brands, Inc.	477,821	66,507,905
Adobe Systems, Inc.(a)	5,509,395	1,190,470,072
Advance Auto Parts, Inc.	805,627	95,507,081
Advanced Micro Devices, Inc.(a)	8,959,060	90,038,553
AES Corp.	7,229,472	82,199,097
Aetna, Inc.	3,647,075	616,355,675
Affiliated Managers Group, Inc.	632,675	119,942,527
Aflac, Inc.	8,808,564	385,462,761
Agilent Technologies, Inc.	3,592,651	240,348,352
Air Products & Chemicals, Inc.	2,436,429	387,465,304
Akamai Technologies, Inc.(a)	1,930,552	137,030,581
Alaska Air Group, Inc.	1,356,561	84,052,520
Albemarle Corp.	1,230,580	114,123,989
Alexandria Real Estate Equities, Inc. REIT	1,134,719	141,715,056
Alexion Pharmaceuticals, Inc.(a)	2,501,122	278,775,058
Align Technology, Inc.(a)	802,828	201,614,196
Allegion PLC	1,053,972	89,893,272
Allergan PLC	3,702,205	623,044,079
Alliance Data Systems Corp.	536,283	114,153,199
Alliant Energy Corp.	2,537,671	103,689,237
Allstate Corp.	4,013,803	380,508,524
Alphabet, Inc. Class A(a)	3,344,872	3,469,100,546
Alphabet, Inc. Class C(a)	3,410,769	3,519,197,347
Altria Group, Inc.	21,375,958	1,332,149,703
Amazon.com, Inc.(a)	4,503,062	6,517,461,755
Ameren Corp.	2,671,755	151,088,145
American Airlines Group, Inc.	4,820,487	250,472,505
American Electric Power Co., Inc.	5,473,308	375,414,196
American Express Co.	8,057,062	751,562,743
American International Group, Inc.	10,070,672	548,045,970
American Tower Corp. REIT	4,939,617	717,923,935
American Water Works Co., Inc.	1,985,698	163,085,377
Ameriprise Financial, Inc.	1,670,869	247,188,360
AmerisourceBergen Corp.	1,849,621	159,455,826
AMETEK, Inc.	2,577,047	195,778,261
Amgen, Inc.	7,495,768	1,277,878,529
Amphenol Corp. Class A	3,424,366	294,940,644
Anadarko Petroleum Corp.	6,208,468	375,053,552
Analog Devices, Inc.	4,144,503	377,688,558

Common Stocks	Shares	Value

Andeavor	1,607,306	$161,630,691
ANSYS, Inc.(a)	946,946	148,376,969
Anthem, Inc.	2,872,217	631,026,075
AO Smith Corp.	1,629,960	103,649,156
Aon PLC	2,796,348	392,411,515
Apache Corp.	4,211,337	162,052,248
Apartment Investment & Management Co. Class A REIT	1,717,371	69,982,868
Apple, Inc.	56,868,257	9,541,356,159
Applied Materials, Inc.	11,775,948	654,860,468
Aptiv PLC	2,998,628	254,793,421
Archer-Daniels-Midland Co.	6,358,233	275,756,565
Arconic, Inc.	4,705,490	108,414,490
Arthur J Gallagher & Co.	1,999,141	137,400,961
Assurant, Inc.	619,578	56,635,625
AT&T, Inc.	68,809,900	2,453,072,935
Autodesk, Inc.(a)	2,447,097	307,306,441
Automatic Data Processing, Inc.	4,994,982	566,830,557
AutoZone, Inc.(a)	307,469	199,452,066
AvalonBay Communities, Inc. REIT	1,527,847	251,269,718
Avery Dennison Corp.	980,779	104,207,769
Baker Hughes a GE Co.	4,742,670	131,703,946
Ball Corp.	3,902,019	154,949,174
Bank of America Corp.	107,227,469	3,215,751,795
Bank of New York Mellon Corp.	11,317,060	583,168,102
Baxter International, Inc.	5,588,265	363,460,756
BB&T Corp.	8,829,138	459,468,342
Becton Dickinson and Co.	2,969,660	643,525,322
Berkshire Hathaway, Inc. Class B(a)	21,568,992	4,302,582,524
Best Buy Co., Inc.	2,845,585	199,162,494
Biogen, Inc.(a)	2,370,758	649,160,956
BlackRock, Inc.	1,381,398	748,330,925
Boeing Co.	6,199,730	2,032,767,472
Booking Holdings, Inc.(a)	548,022	1,140,099,489
BorgWarner, Inc.	2,221,846	111,603,325
Boston Properties, Inc. REIT	1,714,463	211,256,131
Boston Scientific Corp.(a)	15,408,022	420,947,161
Brighthouse Financial, Inc.(a)	1,106,142	56,855,699
Bristol-Myers Squibb Co.	18,267,907	1,155,445,118
Broadcom, Ltd.	4,600,067	1,084,005,789
Brown-Forman Corp. Class B	2,931,127	159,453,309
C.H. Robinson Worldwide, Inc.	1,570,477	147,169,400
CA, Inc.	3,491,720	118,369,308
Cabot Oil & Gas Corp.	5,293,354	126,934,629

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Common Stocks	Shares	Value

Cadence Design Systems, Inc.(a)	3,183,334	$117,051,191
Campbell Soup Co.	2,151,666	93,188,654
Capital One Financial Corp.	5,418,003	519,153,047
Cardinal Health, Inc.	3,511,751	220,116,553
CarMax, Inc.(a)	2,084,146	129,092,003
Carnival Corp.	4,539,950	297,729,921
Caterpillar, Inc.	6,696,997	987,003,418
Cboe Global Markets, Inc.	1,261,465	143,933,156
CBRE Group, Inc. Class A(a)	3,329,801	157,233,203
CBS Corp. Class B	3,869,299	198,843,276
Celgene Corp.(a)	8,432,279	752,243,610
Centene Corp.(a)	1,918,269	205,005,408
CenterPoint Energy, Inc.	4,718,826	129,295,832
CenturyLink, Inc.	10,759,705	176,781,953
Cerner Corp.(a)	3,512,624	203,732,192
CF Industries Holdings, Inc.	2,568,038	96,892,074
Charles Schwab Corp.	13,429,624	701,294,965
Charter Communications, Inc. Class A(a)	2,085,310	648,990,178
Chevron Corp.	21,406,947	2,441,248,236
Chipotle Mexican Grill, Inc.(a)	279,266	90,233,637
Chubb, Ltd.	5,185,663	709,243,129
Church & Dwight Co., Inc.	2,850,993	143,576,007
Cigna Corp.	2,759,454	462,870,814
Cimarex Energy Co.	1,039,611	97,203,629
Cincinnati Financial Corp.	1,664,332	123,593,294
Cintas Corp.	952,312	162,445,381
Cisco Systems, Inc.	53,998,698	2,316,004,157
Citigroup, Inc.	28,807,835	1,944,528,862
Citizens Financial Group, Inc.	5,504,356	231,072,865
Citrix Systems, Inc.(a)	1,449,369	134,501,443
Clorox Co.	1,419,767	188,985,185
CME Group, Inc.	3,804,115	615,277,560
CMS Energy Corp.	3,152,519	142,777,586
Coca-Cola Co.	43,025,987	1,868,618,615
Cognizant Technology Solutions Corp. Class A	6,565,057	528,487,088
Colgate-Palmolive Co.	9,840,379	705,358,367
Comcast Corp. Class A	51,946,856	1,775,024,070
Comerica, Inc.	1,959,195	187,945,576
Conagra Brands, Inc.	4,612,331	170,102,767
Concho Resources, Inc.(a)	1,650,106	248,060,435
ConocoPhillips	13,165,050	780,555,814
Consolidated Edison, Inc.	3,465,742	270,119,931
Constellation Brands, Inc. Class A	1,922,099	438,084,804
Cooper Cos., Inc.	536,860	122,838,937
Corning, Inc.	9,724,131	271,108,772
Costco Wholesale Corp.	4,920,805	927,227,286
Coty, Inc. Class A	5,236,644	95,830,585

Common Stocks	Shares	Value

Crown Castle International Corp. REIT	4,646,240	$509,274,366
CSRA, Inc.	1,824,199	75,211,725
CSX Corp.	9,999,310	557,061,560
Cummins, Inc.	1,757,168	284,819,361
CVS Health Corp.	11,352,695	706,251,156
D.R. Horton, Inc.	3,765,254	165,068,735
Danaher Corp.	6,843,032	670,001,263
Darden Restaurants, Inc.	1,386,825	118,226,831
DaVita, Inc.(a)	1,632,234	107,629,510
Deere & Co.	3,628,689	563,607,975
Delta Air Lines, Inc.	7,288,597	399,488,002
DENTSPLY SIRONA, Inc.	2,581,267	129,863,543
Devon Energy Corp.	5,856,638	186,182,522
Digital Realty Trust, Inc. REIT	2,288,933	241,207,760
Discover Financial Services	3,976,010	285,994,399
Discovery Communications, Inc. Class A(a)	1,646,609	35,286,831
Discovery Communications, Inc. Class C(a)	3,514,320	68,599,526
DISH Network Corp. Class A(a)	2,515,274	95,303,732
Dollar General Corp.	2,904,913	271,754,611
Dollar Tree, Inc.(a)	2,637,405	250,289,734
Dominion Energy, Inc.	7,301,134	492,315,466
Dover Corp.	1,735,303	170,441,461
DowDuPont, Inc.	26,224,056	1,670,734,608
Dr. Pepper Snapple Group, Inc.	2,052,634	242,990,813
DTE Energy Co.	1,997,176	208,505,174
Duke Energy Corp.	7,845,616	607,799,872
Duke Realty Corp. REIT	3,934,206	104,177,775
DXC Technology Co.	3,159,225	317,596,889
E*TRADE Financial Corp.(a)	3,092,449	171,352,599
Eastman Chemical Co.	1,637,841	172,923,253
Eaton Corp. PLC	4,926,665	393,689,800
eBay, Inc.(a)	10,550,350	424,546,084
Ecolab, Inc.	2,921,267	400,418,068
Edison International	3,627,051	230,898,067
Edwards Lifesciences Corp.(a)	2,348,975	327,728,992
Electronic Arts, Inc.(a)	3,434,289	416,373,198
Eli Lilly & Co.	10,820,351	837,170,557
Emerson Electric Co.	7,182,840	490,587,972
Entergy Corp.	1,995,960	157,241,729
Envision Healthcare Corp.(a)	1,289,894	49,570,626
EOG Resources, Inc.	6,484,435	682,616,472
EQT Corp.	2,735,944	129,984,699
Equifax, Inc.	1,334,968	157,272,580
Equinix, Inc. REIT	888,079	371,341,353
Equity Residential REIT	4,086,643	251,818,942
Essex Property Trust, Inc. REIT	730,070	175,713,248

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Common Stocks	Shares	Value

Estee Lauder Cos., Inc. Class A	2,493,808	$373,372,934
Everest Re Group, Ltd.	455,056	116,867,482
Eversource Energy	3,493,956	205,863,888
Exelon Corp.	10,814,353	421,867,911
Expedia Group, Inc.	1,373,852	151,686,999
Expeditors International of Washington, Inc.	2,000,190	126,612,027
Express Scripts Holding Co.(a)	6,335,454	437,653,162
Extra Space Storage, Inc. REIT	1,372,312	119,885,176
Exxon Mobil Corp.	47,485,912	3,542,923,894
F5 Networks, Inc.(a)	721,648	104,357,517
Facebook, Inc. Class A(a)	26,849,959	4,290,354,949
Fastenal Co.	3,183,236	173,772,853
Federal Realty Investment Trust REIT	802,036	93,124,400
FedEx Corp.	2,758,325	662,301,416
Fidelity National Information Services, Inc.	3,732,685	359,457,565
Fifth Third Bancorp	7,901,271	250,865,354
FirstEnergy Corp.	4,925,570	167,518,636
Fiserv, Inc.(a)	4,691,260	334,533,751
FLIR Systems, Inc.	1,505,545	75,292,305
Flowserve Corp.	1,426,917	61,828,314
Fluor Corp.	1,520,604	87,008,961
FMC Corp.	1,466,409	112,282,937
Foot Locker, Inc.	1,387,400	63,182,196
Ford Motor Co.	43,580,177	482,868,361
Fortive Corp.	3,418,954	265,037,314
Fortune Brands Home & Security, Inc.	1,679,790	98,922,833
Franklin Resources, Inc.	3,664,309	127,078,236
Freeport-McMoRan, Inc.(a)	15,049,601	264,421,490
Gap, Inc.	2,474,955	77,218,596
Garmin, Ltd.	1,287,300	75,860,589
Gartner, Inc.(a)	1,022,914	120,315,145
General Dynamics Corp.	3,101,616	685,146,974
General Electric Co.	97,303,212	1,311,647,298
General Mills, Inc.	6,355,648	286,385,499
General Motors Co.	14,305,766	519,871,536
Genuine Parts Co.	1,646,947	147,961,718
GGP, Inc. REIT	6,981,198	142,835,311
Gilead Sciences, Inc.	14,680,052	1,106,729,120
Global Payments, Inc.	1,777,384	198,213,864
Goldman Sachs Group, Inc.	3,958,929	997,095,858
Goodyear Tire & Rubber Co.	2,807,039	74,611,097
H&R Block, Inc.	2,305,603	58,585,372
Halliburton Co.	9,752,324	457,774,089
Hanesbrands, Inc.	4,165,197	76,722,929
Harley-Davidson, Inc.	1,963,851	84,209,931
Harris Corp.	1,334,470	215,223,322

Common Stocks	Shares	Value

Hartford Financial Services Group, Inc.	3,989,769	$205,552,899
Hasbro, Inc.	1,267,418	106,843,337
HCA Healthcare, Inc.	3,137,131	304,301,707
HCP, Inc. REIT	5,143,525	119,484,086
Helmerich & Payne, Inc.	1,184,194	78,819,953
Henry Schein, Inc.(a)	1,764,710	118,606,159
Hershey Co.	1,565,811	154,952,657
Hess Corp.	2,959,435	149,806,600
Hewlett Packard Enterprise Co.	17,855,182	313,179,892
Hilton Worldwide Holdings, Inc.	2,271,742	178,922,400
Hologic, Inc.(a)	3,121,824	116,631,345
Home Depot, Inc.	13,087,049	2,332,635,614
Honeywell International, Inc.	8,428,391	1,217,986,783
Hormel Foods Corp.	2,952,302	101,323,005
Host Hotels & Resorts, Inc. REIT	8,243,928	153,666,818
HP, Inc.	18,614,228	408,023,878
Humana, Inc.	1,543,007	414,806,572
Huntington Bancshares, Inc.	12,352,068	186,516,227
Huntington Ingalls Industries, Inc.	507,144	130,721,437
IDEXX Laboratories, Inc.(a)	979,154	187,400,284
IHS Markit, Ltd.(a)	4,056,574	195,689,130
Illinois Tool Works, Inc.	3,472,479	543,998,560
Illumina, Inc.(a)	1,647,300	389,454,666
Incyte Corp.(a)	1,956,457	163,031,562
Ingersoll-Rand PLC	2,827,665	241,793,634
Intel Corp.	52,447,669	2,731,474,602
Intercontinental Exchange, Inc.(b)	6,556,774	475,497,250
International Business Machines Corp.	9,601,335	1,473,132,829
International Flavors & Fragrances, Inc.	872,557	119,461,779
International Paper Co.	4,599,742	245,764,215
Interpublic Group of Cos., Inc.	4,411,150	101,588,785
Intuit, Inc.	2,706,069	469,097,061
Intuitive Surgical, Inc.(a)	1,258,254	519,444,999
Invesco, Ltd.	4,563,702	146,084,101
IPG Photonics Corp.(a)	426,948	99,641,124
IQVIA Holdings, Inc.(a)	1,629,300	159,850,623
Iron Mountain, Inc. REIT	3,153,798	103,633,802
J.M. Smucker Co.	1,264,703	156,835,819
Jacobs Engineering Group, Inc.	1,344,137	79,505,704
JB Hunt Transport Services, Inc.	976,439	114,389,829
Johnson & Johnson	30,067,061	3,853,093,867
Johnson Controls International PLC	10,414,634	367,011,702

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Common Stocks	Shares	Value

JPMorgan Chase & Co.	38,464,363	$4,229,925,999
Juniper Networks, Inc.	3,854,860	93,788,744
Kansas City Southern	1,191,487	130,884,847
Kellogg Co.	2,775,832	180,456,838
KeyCorp	11,887,837	232,407,213
Kimberly-Clark Corp.	3,965,549	436,725,911
Kimco Realty Corp. REIT	4,620,387	66,533,573
Kinder Morgan, Inc.	21,342,096	321,411,966
KLA-Tencor Corp.	1,744,124	190,126,957
Kohl’s Corp.	1,960,940	128,461,179
Kraft Heinz Co.	6,646,429	414,006,062
Kroger Co.	9,999,559	239,389,442
L Brands, Inc.	2,761,692	105,524,251
L3 Technologies, Inc.	867,971	180,537,968
Laboratory Corp. of America Holdings(a)	1,127,314	182,343,039
Lam Research Corp.	1,826,404	371,052,237
Leggett & Platt, Inc.	1,487,454	65,983,459
Lennar Corp. Class A	3,014,857	177,695,672
Leucadia National Corp.	3,660,644	83,206,438
Lincoln National Corp.	2,447,008	178,778,404
LKQ Corp.(a)	3,374,498	128,062,199
Lockheed Martin Corp.	2,780,509	939,617,406
Loews Corp.	3,069,516	152,647,031
Lowe’s Cos., Inc.	9,314,133	817,315,171
LyondellBasell Industries NV Class A	3,614,708	382,002,341
M&T Bank Corp.	1,682,811	310,243,036
Macerich Co. REIT	1,210,906	67,834,954
Macy’s, Inc.	3,398,801	101,080,342
Marathon Oil Corp.	9,335,105	150,575,244
Marathon Petroleum Corp.	5,317,200	388,740,492
Marriott International, Inc. Class A	3,365,115	457,588,338
Marsh & McLennan Cos., Inc.	5,740,666	474,121,605
Martin Marietta Materials, Inc.	705,830	146,318,559
Masco Corp.	3,567,809	144,282,196
Mastercard, Inc. Class A	10,346,071	1,812,217,796
Mattel, Inc.	3,727,872	49,021,517
McCormick & Co., Inc.	1,324,353	140,897,916
McDonald’s Corp.	8,914,856	1,394,105,181
McKesson Corp.	2,312,379	325,744,830
Medtronic PLC	15,188,001	1,218,381,440
Merck & Co., Inc.	30,218,448	1,645,998,863
MetLife, Inc.	11,618,294	533,163,512
Mettler-Toledo International, Inc.(a)	290,225	166,888,082
MGM Resorts International	5,778,592	202,366,292
Michael Kors Holdings, Ltd.(a)	1,686,986	104,728,091
Microchip Technology, Inc.	2,614,050	238,819,608
Micron Technology, Inc.(a)	12,958,081	675,634,343

Common Stocks	Shares	Value

Microsoft Corp.	86,291,264	$7,875,803,665
Mid-America Apartment Communities, Inc. REIT	1,249,052	113,963,504
Mohawk Industries, Inc.(a)	697,035	161,865,468
Molson Coors Brewing Co. Class B	2,056,159	154,890,457
Mondelez International, Inc. Class A	16,801,472	701,125,427
Monsanto Co.	4,939,903	576,437,281
Monster Beverage Corp.(a)	4,623,085	264,486,693
Moody’s Corp.	1,858,431	299,764,920
Morgan Stanley	15,573,569	840,349,783
Mosaic Co.	3,866,616	93,881,436
Motorola Solutions, Inc.	1,808,186	190,401,986
Mylan NV(a)	5,770,867	237,586,594
Nasdaq, Inc.	1,300,965	112,169,202
National Oilwell Varco, Inc.	4,215,943	155,188,862
Navient Corp.	2,943,287	38,615,925
Nektar Therapeutics(a)	1,791,436	190,357,989
NetApp, Inc.	3,015,713	186,039,335
Netflix, Inc.(a)	4,863,037	1,436,297,978
Newell Brands, Inc.	5,384,234	137,190,282
Newfield Exploration Co.(a)	2,173,655	53,080,655
Newmont Mining Corp.	5,940,827	232,108,111
News Corp. Class A	4,169,890	65,884,262
News Corp. Class B	1,212,029	19,513,667
NextEra Energy, Inc.	5,257,926	858,777,054
Nielsen Holdings PLC	3,713,402	118,049,050
NIKE, Inc. Class B	14,545,862	966,427,071
NiSource, Inc.	3,762,176	89,953,628
Noble Energy, Inc.	5,423,879	164,343,534
Nordstrom, Inc.	1,290,846	62,489,855
Norfolk Southern Corp.	3,184,814	432,434,045
Northern Trust Corp.	2,395,044	247,000,888
Northrop Grumman Corp.	1,942,590	678,197,021
Norwegian Cruise Line Holdings, Ltd.(a)	2,310,362	122,379,875
NRG Energy, Inc.	3,430,842	104,743,606
Nucor Corp.	3,550,172	216,880,007
NVIDIA Corp.	6,773,160	1,568,596,124
O’Reilly Automotive, Inc.(a)	951,618	235,411,261
Occidental Petroleum Corp.	8,554,403	555,694,019
Omnicom Group, Inc.	2,623,377	190,640,807
ONEOK, Inc.	4,585,061	260,981,672
Oracle Corp.	33,868,143	1,549,467,542
PACCAR, Inc.	3,905,973	258,458,233
Packaging Corp. of America	1,042,620	117,503,274
Parker-Hannifin Corp.	1,477,215	252,648,081
Paychex, Inc.	3,573,265	220,077,391
PayPal Holdings, Inc.(a)	12,643,289	959,246,336
Pentair PLC	1,854,965	126,378,765

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Common Stocks	Shares	Value

People’s United Financial, Inc.	3,834,493	$71,551,639
PepsiCo, Inc.	15,918,602	1,737,515,408
PerkinElmer, Inc.	1,191,071	90,187,896
Perrigo Co. PLC	1,476,154	123,022,674
Pfizer, Inc.	66,640,388	2,365,067,370
PG&E Corp.	5,688,169	249,881,264
Philip Morris International, Inc.	17,405,701	1,730,126,679
Phillips 66	4,704,969	451,300,626
Pinnacle West Capital Corp.	1,218,238	97,215,392
Pioneer Natural Resources Co.	1,889,861	324,640,323
PNC Financial Services Group, Inc.	5,285,324	799,352,402
PPG Industries, Inc.	2,861,864	319,384,022
PPL Corp.	7,777,340	220,020,949
Praxair, Inc.	3,200,547	461,838,932
Principal Financial Group, Inc.	2,961,378	180,377,534
Procter & Gamble Co.	28,254,695	2,240,032,220
Progressive Corp.	6,471,948	394,335,792
Prologis, Inc. REIT	5,947,836	374,654,190
Prudential Financial, Inc.	4,775,100	494,461,605
Public Service Enterprise Group, Inc.	5,635,027	283,103,756
Public Storage REIT	1,673,017	335,255,877
PulteGroup, Inc.	3,028,488	89,310,111
PVH Corp.	898,483	136,057,281
Qorvo, Inc.(a)	1,410,077	99,339,925
QUALCOMM, Inc.	16,589,966	919,250,016
Quanta Services, Inc.(a)	1,663,432	57,138,889
Quest Diagnostics, Inc.	1,529,425	153,401,327
Ralph Lauren Corp.	636,152	71,121,794
Range Resources Corp.	2,523,059	36,685,278
Raymond James Financial, Inc.	1,445,876	129,275,773
Raytheon Co.	3,259,075	703,373,566
Realty Income Corp. REIT	3,147,244	162,806,932
Red Hat, Inc.(a)	2,004,681	299,719,856
Regency Centers Corp. REIT	1,625,143	95,850,934
Regeneron Pharmaceuticals, Inc.(a)	861,277	296,589,348
Regions Financial Corp.	12,583,133	233,794,611
Republic Services, Inc.	2,566,525	169,980,951
ResMed, Inc.	1,568,836	154,483,281
Robert Half International, Inc.	1,436,466	83,157,017
Rockwell Automation, Inc.	1,439,710	250,797,482
Rockwell Collins, Inc.	1,806,712	243,635,113
Roper Technologies, Inc.	1,152,510	323,498,032
Ross Stores, Inc.	4,313,003	336,327,974
Royal Caribbean Cruises, Ltd.	1,917,737	225,794,354
S&P Global, Inc.	2,878,443	549,955,320
salesforce.com, Inc.(a)	7,669,356	891,946,103
SBA Communications Corp. REIT(a)	1,342,253	229,417,883

Common Stocks	Shares	Value

SCANA Corp.	1,567,666	$58,865,858
Schlumberger, Ltd.	15,524,256	1,005,661,304
Seagate Technology PLC	3,249,482	190,159,687
Sealed Air Corp.	1,875,779	80,264,583
Sempra Energy	2,861,429	318,248,133
Sherwin-Williams Co.	920,159	360,812,747
Simon Property Group, Inc. REIT	3,478,483	536,903,851
Skyworks Solutions, Inc.	2,058,976	206,432,934
SL Green Realty Corp. REIT	1,012,330	98,023,914
Snap-on, Inc.	638,832	94,253,273
Southern Co.	11,216,741	500,939,653
Southwest Airlines Co.	6,125,840	350,888,115
Stanley Black & Decker, Inc.	1,698,114	260,151,065
Starbucks Corp.	15,750,673	911,806,460
State Street Corp.(c)	4,173,274	416,200,616
Stericycle, Inc.(a)	931,951	54,547,092
Stryker Corp.	3,610,431	580,990,557
SunTrust Banks, Inc.	5,248,773	357,126,515
SVB Financial Group(a)	588,514	141,249,245
Symantec Corp.	6,919,522	178,869,644
Synchrony Financial	8,010,250	268,583,682
Synopsys, Inc.(a)	1,667,639	138,814,270
Sysco Corp.	5,411,383	324,466,525
T Rowe Price Group, Inc.	2,707,143	292,290,230
Take-Two Interactive Software, Inc.(a)	1,273,398	124,512,856
Tapestry, Inc.	3,129,970	164,667,722
Target Corp.	6,084,133	422,421,354
TE Connectivity, Ltd.	3,936,852	393,291,515
TechnipFMC PLC	4,885,875	143,889,019
Texas Instruments, Inc.	11,028,238	1,145,723,646
Textron, Inc.	2,970,826	175,189,609
Thermo Fisher Scientific, Inc.	4,502,684	929,624,139
Tiffany & Co.	1,135,426	110,885,703
Time Warner, Inc.	8,703,560	823,182,705
TJX Cos., Inc.	7,086,643	577,986,603
Torchmark Corp.	1,235,269	103,972,592
Total System Services, Inc.	1,859,577	160,407,112
Tractor Supply Co.	1,468,458	92,542,223
TransDigm Group, Inc.	554,304	170,138,070
Travelers Cos., Inc.	3,061,226	425,081,842
TripAdvisor, Inc.(a)	1,250,539	51,134,540
Twenty-First Century Fox, Inc. Class A	11,769,545	431,824,606
Twenty-First Century Fox, Inc. Class B	4,881,700	177,547,429
Tyson Foods, Inc. Class A	3,324,440	243,315,764
UDR, Inc. REIT	2,929,311	104,342,058
Ulta Salon Cosmetics & Fragrance, Inc.(a)	648,120	132,391,472

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Common Stocks	Shares	Value

Under Armour, Inc. Class A(a)	1,993,665	$32,596,423
Under Armour, Inc. Class C(a)	2,007,064	28,801,368
Union Pacific Corp.	8,803,148	1,183,407,186
United Continental Holdings, Inc.(a)	2,712,459	188,434,527
United Parcel Service, Inc. Class B	7,680,571	803,848,561
United Rentals, Inc.(a)	935,171	161,532,087
United Technologies Corp.	8,335,694	1,048,797,019
UnitedHealth Group, Inc.	10,833,594	2,318,389,116
Universal Health Services, Inc. Class B	987,350	116,912,114
Unum Group	2,553,432	121,568,898
US Bancorp	17,630,587	890,344,643
Valero Energy Corp.	4,922,605	456,670,066
Varian Medical Systems, Inc.(a)	1,044,669	128,128,653
Ventas, Inc. REIT	3,981,575	197,207,410
VeriSign, Inc.(a)	936,023	110,974,887
Verisk Analytics, Inc.(a)	1,737,122	180,660,688
Verizon Communications, Inc.	46,260,887	2,212,195,616
Vertex Pharmaceuticals, Inc.(a)	2,844,954	463,670,603
VF Corp.	3,665,118	271,658,546
Viacom, Inc. Class B	3,924,104	121,882,670
Visa, Inc. Class A	20,202,478	2,416,620,418
Vornado Realty Trust REIT	1,915,305	128,900,027
Vulcan Materials Co.	1,462,419	166,964,377
W.W. Grainger, Inc.	580,452	163,844,186
Walgreens Boots Alliance, Inc.	9,548,842	625,162,686
Walmart, Inc.	16,268,713	1,447,427,396
Walt Disney Co.	16,895,516	1,696,985,627
Waste Management, Inc.	4,505,820	379,029,578
Waters Corp.(a)	889,762	176,751,221
WEC Energy Group, Inc.	3,516,018	220,454,329
Wells Fargo & Co.	49,200,822	2,578,615,081
Welltower, Inc. REIT	4,139,921	225,335,900

Common Stocks	Shares	Value

Western Digital Corp.	3,305,823	$305,028,288
Western Union Co.	5,169,238	99,404,447
WestRock Co.	2,846,139	182,636,740
Weyerhaeuser Co. REIT	8,437,379	295,308,265
Whirlpool Corp.	829,538	127,010,563
Williams Cos., Inc.	9,193,995	228,562,716
Willis Towers Watson PLC	1,498,809	228,103,742
Wyndham Worldwide Corp.	1,170,378	133,926,355
Wynn Resorts, Ltd.	892,165	162,695,209
Xcel Energy, Inc.	5,656,521	257,258,575
Xerox Corp.	2,362,201	67,984,145
Xilinx, Inc.	2,855,505	206,281,681
XL Group, Ltd.	2,989,038	165,174,240
Xylem, Inc.	2,002,026	153,995,840
Yum! Brands, Inc.	3,771,078	321,031,870
Zimmer Biomet Holdings, Inc.	2,276,482	248,227,597
Zions Bancorp	2,248,452	118,560,874
Zoetis, Inc.	5,474,800	457,200,548

TOTAL COMMON STOCKS (Cost $262,986,485,847)		252,110,128,784

(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the “Trustee”). See the table below for more information.

PLC = Public Limited Company

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$252,110,128,784	$—	$—	$252,110,128,784

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR

SPDR S&P 500 ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at March 31, 2018, and for the six months then ended, are (Note 3):

	Number of Shares Held at 9/30/17	Value At 9/30/17	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value At 3/31/18	Dividend Income
Intercontinental Exchange, Inc.	6,625,888	$455,198,506	$275,247,911	$276,528,226	$53,765,373	$(32,186,315)	6,556,774	$475,497,250	$3,051,954
State Street Corp.	4,215,714	402,769,316	248,000,648	248,924,852	53,406,981	(39,051,478)	4,173,274	416,200,616	3,674,948

TOTAL		$857,967,822	$523,248,559	$525,453,078	$107,172,354	$(71,237,793)		$891,697,866	$6,726,902

*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Portfolio Statistics (Unaudited)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2018*

INDUSTRY	PERCENTAGE OF NET ASSETS
Banks	6.5%
Software	5.8
Oil, Gas & Consumable Fuels	4.9
Internet Software & Services	4.7
Pharmaceuticals	4.5
Technology Hardware, Storage & Peripherals	4.4
IT Services	4.3
Semiconductors & Semiconductor Equipment	4.2
Internet & Catalog Retail	3.7
Capital Markets	3.2
Aerospace & Defense	2.8
Health Care Equipment & Supplies	2.8
Health Care Providers & Services	2.7
Real Estate Investment Trusts (REITs)	2.7
Biotechnology	2.6
Insurance	2.6
Media	2.6
Specialty Retail	2.2
Chemicals	2.1
Beverages	1.9
Diversified Telecommunication Services	1.9
Electric Utilities	1.8
Hotels, Restaurants & Leisure	1.8
Diversified Financial Services	1.7
Food & Staples Retailing	1.7
Industrial Conglomerates	1.7
Machinery	1.7
Household Products	1.5
Communications Equipment	1.2
Food Products	1.2
Tobacco	1.2
Road & Rail	1.0
Multi-Utilities	0.9
Energy Equipment & Services	0.8
Life Sciences Tools & Services	0.8
Air Freight & Logistics	0.7
Consumer Finance	0.7
Textiles, Apparel & Luxury Goods	0.7
Airlines	0.5
Electrical Equipment	0.5
Multiline Retail	0.5
Automobiles	0.4
Containers & Packaging	0.4
Electronic Equipment, Instruments & Components	0.4

INDUSTRY	PERCENTAGE OF NET ASSETS
Household Durables	0.4%
Building Products	0.3
Commercial Services & Supplies	0.3
Metals & Mining	0.3
Professional Services	0.3
Auto Components	0.2
Personal Products	0.2
Trading Companies & Distributors	0.2
Construction & Engineering	0.1
Construction Materials	0.1
Distributors	0.1
Health Care Technology	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Diversified Consumer Services	0.0 **
Other Assets in Excess of Liabilities	0.1

Total	100.0%

*	The Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$251,218,430,918
Investments in affiliates of the Trustee and the Sponsor, at value	891,697,866

Total Investments	252,110,128,784
Cash	1,092,210,545
Receivable for investments sold	3,931,669,077
Dividends receivable — unaffiliated issuers (Note 2)	251,877,898
Dividends receivable — affiliated issuers (Note 2)	1,770,835

Total Assets	257,387,657,139

LIABILITIES
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	3,933,320,025
Accrued Trustee expense (Note 3)	11,161,888
Accrued Marketing expense (Note 3)	5,707,290
Distribution payable	1,082,223,117
Accrued expenses and other liabilities	34,246,497

Total Liabilities	5,066,658,817

NET ASSETS	$252,320,998,322

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$268,845,519,157
Distribution in excess of net investment income	(1,082,886,712)
Accumulated net realized gain (loss) on investments	(4,565,277,060)
Net unrealized appreciation (depreciation) on:
Investments — affiliated issuers	37,197,553
Investments — unaffiliated issuers	(10,913,554,616)

NET ASSETS	$252,320,998,322

NET ASSET VALUE PER UNIT	$263.42

UNITS OUTSTANDING (UNLIMITED UNITS AUTHORIZED)	957,882,116

COST OF INVESTMENTS:
Unaffiliated issuers	$262,131,985,534
Affiliates of the Trustee and the Sponsor (Note 3)	854,500,313

Total Cost of Investments	$262,986,485,847

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Operations

	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$2,545,715,446	$4,737,367,911	$3,945,216,356	$4,005,208,734
Dividend income — affiliates of the Trustee and the Sponsor	6,726,902	11,842,443	9,522,352	8,629,447
Foreign taxes withheld	—	(9,787)	(1,701)	(400,124)

Total Investment Income	2,552,442,348	4,749,200,567	3,954,737,007	4,013,438,057
EXPENSES
Trustee expense (Note 3)	72,260,851	126,137,525	103,362,752	105,581,093
S&P license fee (Note 3)	40,098,289	69,123,020	55,221,522	55,780,384
Marketing expense (Note 3)	11,345,819	18,358,255	36,504,376	36,786,924
Legal and audit fees	264,245	241,998	384,056	558,523
Other expenses	2,536,347	2,644,758	2,221,602	3,771,679

Total Expenses	126,505,551	216,505,556	197,694,308	202,478,603
Trustee expense waiver	(1,138,349)	(658,036)	(25,222,398)	(28,513,292)

Net Expenses	125,367,202	215,847,520	172,471,910	173,965,311

NET INVESTMENT INCOME (LOSS)	2,427,075,146	4,533,353,047	3,782,265,097	3,839,472,746

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(298,283,501)	(1,368,210,820)	(1,028,840,743)	(255,433,855)
Investments — affiliates of the Trustee and the Sponsor	—	(355,947)	26,620,667	50,429,127
In-kind redemptions — unaffiliated issuers	24,490,581,775	22,363,636,511	11,251,354,143	20,975,938,027
In-kind redemptions — affiliated issuers	107,172,354	89,897,379	30,680,189	27,207,869

Net realized gain (loss)	24,299,470,628	21,084,967,123	10,279,814,256	20,798,141,168

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(14,102,530,268)	12,961,822,882	10,942,349,396	(25,396,805,455)
Investments — affiliates of the Trustee and the Sponsor	(71,237,793)	113,290,379	24,374,172	(34,779,514)

Net change in unrealized appreciation/depreciation	(14,173,768,061)	13,075,113,261	10,966,723,568	(25,431,584,969)

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,125,702,567	34,160,080,384	21,246,537,824	(4,633,443,801)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$12,552,777,713	$38,693,433,431	$25,028,802,921	$(793,971,055)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Changes in Net Assets

	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,427,075,146	$4,533,353,047	$3,782,265,097	$3,839,472,746
Net realized gain (loss)	24,299,470,628	21,084,967,123	10,279,814,256	20,798,141,168
Net change in unrealized appreciation/depreciation	(14,173,768,061)	13,075,113,261	10,966,723,568	(25,431,584,969)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,552,777,713	38,693,433,431	25,028,802,921	(793,971,055)

NET EQUALIZATION CREDITS AND CHARGES (NOTE 2)	(17,478,219)	57,766,713	21,466,005	69,539,438

DISTRIBUTIONS TO UNITHOLDERS FROM: NET INVESTMENT INCOME	(2,416,302,454)	(4,709,369,232)	(3,930,525,113)	(3,768,615,848)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	378,184,216,579	457,292,137,220	432,172,352,001	515,823,857,164
Cost of Units redeemed	(379,299,269,041)	(445,257,589,858)	(422,673,566,737)	(524,519,686,326)
Net income equalization (Note 2)	17,478,219	(57,766,713)	(21,466,005)	(69,539,438)

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	(1,097,574,243)	11,976,780,649	9,477,319,259	(8,765,368,600)
Contribution by Trustee (Note 3)	—	—	—	26,920,521

NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	9,021,422,797	46,018,611,561	30,597,063,072	(13,231,495,544)
NET ASSETS AT BEGINNING OF PERIOD	243,299,575,525	197,280,963,964	166,683,900,892	179,915,396,436

NET ASSETS AT END OF PERIOD	$252,320,998,322	$243,299,575,525	$197,280,963,964	$166,683,900,892

DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME	$(1,082,886,712)	$(1,093,659,404)	$(985,690,493)	$(919,630,875)

UNIT TRANSACTIONS:
Units sold	1,407,450,000	1,958,700,000	2,107,450,000	2,537,300,000
Units redeemed	(1,417,750,000)	(1,902,150,000)	(2,065,000,000)	(2,581,500,000)

NET INCREASE (DECREASE)	(10,300,000)	56,550,000	42,450,000	(44,200,000)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Financial Highlights

Selected data for a unit outstanding throughout each period

	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17		Year Ended 9/30/16	Year Ended 9/30/15		Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$251.30		$216.40		$191.77	$196.98		$167.96	$144.00

Income (loss) from investment operations:
Net investment income (loss)(a)	2.43		4.65		4.27	4.28		3.60	3.36
Net realized and unrealized gain (loss)	12.16		34.97		24.76	(5.47)		29.03	23.91

Total from investment operations	14.59		39.62		29.03	(1.19)		32.63	27.27

Net equalization credits and charges(a)	(0.02)		0.06		0.02	0.08		0.07	0.08

Contribution by Trustee	—		—		—	0.03	(b)	—	—

Less Distributions from:
Net investment income	(2.45)		(4.78)		(4.42)	(4.13)		(3.68)	(3.39)

Net asset value, end of period	$263.42		$251.30		$216.40	$191.77		$196.98	$167.96

Total return(c)	5.83%		18.44	%(d)	15.30%	(0.64	)%(e)	19.57%	19.09%

Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$252,320,998		$243,299,576		$197,280,964	$166,683,901		$179,915,396	$144,624,137
Ratios to average net assets:
Total expenses (excluding Trustee earnings credit and fee waivers)	0.10	%(f)	0.09%		0.11%	0.11%		0.11%	0.11%
Total expenses (excluding Trustee earnings credit)	0.10	%(f)	0.09%		0.11%	0.11%		0.11%	0.11%
Net expenses(g)	0.09	%(f)	0.09%		0.09%	0.09%		0.09%	0.09%
Net investment income (loss)	1.83	%(f)	1.98%		2.07%	2.09%		1.93%	2.15%
Portfolio turnover rate(h)	1%		3%		4%	3%		4%	3%

(a)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the period.
(b)	Contribution paid by the Trustee (State Street Bank and Trust Company) in the amount of $26,920,521. (See Note 3).
(c)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Reflects a non-recurring litigation payment received by the Trust from State Street Corp., an affiliate, which amounted to less than $0.005 per Unit outstanding as of March 20, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended September 30, 2017.
(e)	Total return would have been lower by 0.01% if the Trustee had not made a contribution. (See Note 3).
(f)	Annualized.
(g)	Net of expenses waived by the Trustee.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Notes to Financial Statements

March 31, 2018 (Unaudited)

Note 1 — Organization

SPDR S&P 500 ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Effective June 16, 2017, State Street Bank and Trust Company (“SSBT”) resigned as trustee of the Trust. PDR Services, LLC, as sponsor of the Trust (the “Sponsor”), appointed State Street Global Advisors Trust Company, a wholly-owned subsidiary of SSBT, as trustee of the Trust (the “Trustee”).

The services received, and the trustee fees paid, by the Trust will not change as a result of the change in the identity of the Trustee. SSBT continues to maintain the Trust’s accounting records, act as custodian and transfer agent to the Trust, and provide administrative services, including the filing of certain regulatory reports.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), the Sponsor and the Trustee are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.

The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”). ICE is a publicly-traded entity, trading on the New York Stock Exchange under the symbol “ICE.”

Note 2 — Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)

of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust. Valuation techniques used to value the Trust’s equity investments are as follows:

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value and the prices used by the Trust’s underlying index, S&P 500 Index , which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500 Index .

The Trust values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Trust did not hold any investments valued using Level 2 or Level 3 inputs as of March 31, 2018 and did not have any transfers between levels for the six months ended March 31, 2018.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)

source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts (“REITs”). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trust’s policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Distributions

The Trust declares and distributes dividends from net investment income to its holders of Units (“Unitholders”), if any, quarterly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Equalization

The Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Federal Income Taxes

For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with tax regulations which may differ from U.S. GAAP.

U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

The Trust has reviewed its tax positions for the open tax years as of September 30, 2017 and has determined that no provision for income tax is required in the Trust’s financial statements. Generally, the Trust’s tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions, which include the

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)

United States of America, the Commonwealth of Massachusetts and the State of New York. The Trust recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ending September 30, 2017.

No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.

During the six months ended March 31, 2018, the Trust reclassified $24,597,754,129 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities.

At March 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500 ETF Trust	$263,028,406,497	$11,053,403,533	$21,971,681,246	$(10,918,277,713)

Note 3 — Transactions with Affiliates of the Trustee and Sponsor

SSBT maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee is responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the six months ended March 31, 2018:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999	0.10% per annum plus or minus the Adjustment Amount
$500,000,000 – $2,499,999,999	0.08% per annum plus or minus the Adjustment Amount
$2,500,000,000 and above	0.06% per annum plus or minus the Adjustment Amount

The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended March 31, 2018, the Adjustment Amount reduced the Trustee’s fee by $7,636,550. The Adjustment Amount included an excess of net transaction fees from processing orders of $2,379,148 and a Trustee earnings credit of $5,257,402.

The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2019, so that the total operating expenses would not exceed 0.0945% per annum of the daily net asset value (“NAV”) of the

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)

Trust. The total amount of such waivers by the Trustee for the six months ended March 31, 2018, and the years ended September 30, 2017, 2016 and 2015 are identified in the Statements of Operations. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods, and the Trustee may discontinue the voluntary waiver.

In accordance with the Trust Agreement and under the terms of an exemptive order issued by the U.S. Securities and Exchange Commission, dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s NAV on an annualized basis. The expenses reimbursed to the Sponsor for the six months ended March 31, 2018, and the years ended September 30, 2017, 2016 and 2015, did not exceed 0.20% per annum.

S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Marketing Agent”) have entered into a license agreement (the “License Agreement”). The License Agreement grants SSGA FD, an affiliate of the Trustee, a license to use the S&P 500 Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500 Index also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”) have each received a sublicense from SSGA FD for the use of the S&P 500 Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.

The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $25,000, and the Trust does not reimburse the Sponsor for this fee.

Investments in Affiliates of the Trustee and the Sponsor

The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500 Index. The market values of these investments at March 31, 2018 are listed in the Schedule of Investments.

On March 20, 2017, the Trust received a non-recurring litigation payment of $661,715 from State Street Corp., an affiliate of the Trustee, which is recorded as a realized gain in the Statements of Operations.

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)

Contribution from SSBT as Trustee

On July 20, 2015, SSBT as trustee of the Trust at such date, made a cash contribution to the Trust in connection with the correction of a class action processing error.

Note 4 — Unitholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the S&P 500 Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.

Note 5 — Investment Transactions

For the six months ended March 31, 2018, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $150,595,619,365, $151,683,691,264, $2,247,014,989, and $1,824,879,708, respectively. Net realized gain (loss) on investment transactions in the Statements of Operations includes net gains resulting from in-kind transactions of $24,597,754,129.

Note 6 — Market Risk

In the normal course of business, the Trust invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk). Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the S&P 500 Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security’s issuer was in financial trouble unless that security was removed from the S&P 500 Index.

Note 7 — Subsequent Events

The Trustee has evaluated the impact of all subsequent events on the Trust through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR S&P 500 ETF Trust

Other Information

March 31, 2018 (Unaudited)

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)

The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500 Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.

Cumulative Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	13.83%	85.55%	145.18%
Return Based on Bid/Ask Price	13.87%	85.79%	145.65%
S&P 500 Index	13.99%	86.75%	147.71%

Average Annual Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	13.83%	13.16%	9.38%
Return Based on Bid/Ask Price	13.87%	13.19%	9.40%
S&P 500 Index	13.99%	13.31%	9.49%

(1)	Currently, the bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m. Through November 28, 2008, the bid/ask price was the midpoint of the best bid and best offer prices on NYSE Alternext US (formerly the American Stock Exchange and now NYSE MKT) at the close of trading, ordinarily 4:00 p.m.

SPDR S&P 500 ETF Trust

(Unaudited)

Sponsor

PDR Services LLC

c/o NYSE Holdings LLC

11 Wall Street

New York, NY 10005

Trustee

State Street Global Advisors Trust Company

One Iron Street

Boston, MA 02210

Distributor

ALPS Distributors, Inc.

1290 Broadway Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard, Suite 500

Boston, MA 02210

SPYSAR